UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: December 31, 2012*

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Ridley Park Paragon Master Fund Limited

Address:    PO Box 309
            Ugland House
            Grand Cayman
            KY1-1104
            Cayman Islands

13F File Number: 028-14169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ian Bickerstaffe
Title:      Chief Operating Officer
Phone:      +44 (0)20 7529 5202

Signature, Place and Date of Signing:


/s/ Ian Bickerstaffe          London, England                February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

* As of December 31, 2012, Ridley Park Paragon Master Fund Limited no longer exercised investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-14168               Ridley Park Capital LLP

SK 27087 0001 1357962